Trade and Other Receivables (Details) - Summary of composition of trade and other receivables - ILS (₪) ₪ in Millions		Dec. 31, 2019	Dec. 31, 2018
Trade receivables, net*
Outstanding debts	[1]	₪ 741	₪ 709
Credit cards and checks receivable		415	396
Unbilled receivables		146	237
Current maturities of long-term receivables		382	420
Related parties		5	11
Total trade receivables		1,689	1,773
Other receivables and current tax assets
Prepaid expenses		27	34
Current tax assets		39	104
Other receivables (mainly from real estate sales)		247	131
Total other receivables		313	269
Long-term trade and other receivables
Trade receivables- open debts	[1]	304	339
Long term receivables (from real estate sales)		173	131
Long-term trade and other receivables		477	470
Trade receivables, net		₪ 2,479	₪ 2,512

[1]	The amount of trade receivables is stated net of the provision for doubtful debts.